ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2020
(UNAUDITED)

		COUPON*		MATURITY DATE	PAR (000's)	VALUE
SHORT-TERM INVESTMENTS - 85.8%
U.S. TREASURY OBLIGATIONS - 81.5%
U.S. Treasury Bills		0.143%		12/03/20	$25,123	$25,122,940
U.S. Treasury Bills		0.073%		12/10/20	20,385	20,384,786
U.S. Treasury Bills		0.143%		12/17/20	9,814	9,813,761
U.S. Treasury Bills		0.147%		12/24/20	9594	9,593,571
U.S. Treasury Bills		0.132%		12/31/20	17,009	17,007,973
U.S. Treasury Bills		0.112%		01/07/21	49,553	49,549,309
U.S. Treasury Bills		0.107%		01/14/21	18,142	18,140,503
U.S. Treasury Bills		0.098%		01/21/21	712	711,929
U.S. Treasury Bills		0.089%		01/28/21	13,516	13,514,311
U.S. Treasury Bills		0.101%		02/04/21	18,582	18,579,400
U.S. Treasury Bills		0.095%		02/11/21	48,848	48,840,917
U.S. Treasury Bills		0.097%		02/18/21	14,360	14,357,714
U.S. Treasury Bills		0.091%		02/25/21	66,180	66,167,747
U.S. Treasury Bills		0.102%		03/04/21	34,042	34,035,431
U.S. Treasury Bills		0.105%		03/11/21	21,654	21,649,339
U.S. Treasury Bills		0.095%		03/18/21	30,600	30,592,269
U.S. Treasury Bills		0.086%		03/25/21	16,748	16,743,559
U.S. Treasury Bills		0.088%		04/01/21	46,846	46,832,223
U.S. Treasury Bills		0.100%		04/08/21	15,080	15,075,709
U.S. Treasury Bills		0.098%		04/15/21	13,948	13,943,815
U.S. Treasury Bills		0.096%		04/22/21	32,082	32,071,718
U.S. Treasury Bills		0.090%		04/29/21	45,795	45,779,837
U.S. Treasury Bills		0.080%		05/06/21	57,857	57,837,256
U.S. Treasury Bills		0.084%		05/13/21	46,842	46,825,245
U.S. Treasury Bills		0.066%		05/20/21	31,073	31,061,444
U.S. Treasury Bills		0.071%		05/27/21	23,685	23,674,810
TOTAL U.S. TREASURY OBLIGATIONS ($727,890,424)						727,907,516
					NUMBER OF
					SHARES
MONEY MARKET DEPOSIT ACCOUNT - 4.3%					(000's)
U.S. Bank Money Market Deposit Account, 0.03% (United States)(a)					38,064	38,063,828
TOTAL MONEY MARKET DEPOSIT ACCOUNT ($38,063,828)						38,063,828

TOTAL SHORT-TERM INVESTMENTS
(Cost $765,954,252)						765,971,344
TOTAL PURCHASED OPTIONS - 0.0%
(Cost $774,748)						172,962
TOTAL INVESTMENTS - 85.8%
(Cost $766,729,000)						766,144,306

OTHER ASSETS IN EXCESS OF LIABILITIES - 14.2%						126,975,503
NET ASSETS - 100.0%						$893,119,809

* Short-term investments' coupon reflect the annualized effective yield on the date of purchase for discounted investments.
(a) The rate shown is as of November 30, 2020.
Futures contracts outstanding as of November 30, 2020 were as follows:

LONG CONTRACTS		EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
1-Month SOFR Future		Dec-20	1	$416,387	$-
3-Month Euro Euribor		Jun-21	501	150,210,955	63,624
3-Month Euro Euribor		Sep-21	696	208,686,675	10,467
3-Month Euro Euribor		Dec-21	276	82,759,176	4,098
3-Month Euro Euribor		Mar-22	496	148,719,239	(10,974)
3-Month Euro Euribor		Jun-22	76	22,787,625	(239)
3-Month Euro Euribor		Sep-22	93	27,883,471	(895)
3-Month Euro Euribor		Dec-22	107	32,077,791	(358)
3-Month Euro Euribor		Mar-23	92	27,578,161	(865)
3-Month Euro Euribor		Jun-23	67	20,081,099	2,475
3-Month Euro Euribor		Sep-23	50	14,983,658	(283)
3-Month Euro Euribor		Dec-23	40	11,984,541	626
90-DAY Bank Bill		Mar-21	56	41,104,623	-
90-DAY Bank Bill		Jun-21	371	272,311,411	39,569
90-DAY Bank Bill		Sep-21	67	49,175,108	1,538
90-DAY Bank Bill		Dec-21	53	38,896,835	2,134
90-DAY Bank Bill		Mar-22	23	16,878,926	1,646
90-DAY Bank Bill		Jun-22	17	12,474,806	886
90-DAY Eurodollar Futures		Mar-21	224	55,882,400	(38)
90-DAY Eurodollar Futures		Jun-21	114	28,441,575	(2,813)
90-DAY Eurodollar Futures		Sep-21	227	56,630,825	(2,100)
90-DAY Eurodollar Futures		Dec-21	512	127,692,800	(17,836)
90-DAY Eurodollar Futures		Mar-22	103	25,440,075	24,763
90-DAY Eurodollar Futures		Jun-22	908	226,443,850	57,275
90-DAY Eurodollar Futures		Sep-22	256	63,833,600	19,125
90-DAY Eurodollar Futures		Dec-22	118	29,411,500	5,238
90-DAY Eurodollar Futures		Mar-23	113	28,162,425	10,075
90-DAY Eurodollar Futures		Jun-23	44	10,960,400	5,638
90-DAY Eurodollar Futures		Sep-23	134	33,355,950	850
90-DAY Eurodollar Futures		Dec-23	41	10,200,288	4,825
90-DAY Eurodollar Futures		Mar-24	4	994,600	(13)
90-DAY Eurodollar Futures		Jun-24	4	994,050	25
90-DAY Eurodollar Futures		Dec-24	4	992,700	925
90-DAY Sterling Futures		Mar-21	539	89,794,411	1,525
90-DAY Sterling Futures		Jun-21	579	96,477,486	(20,464)
90-DAY Sterling Futures		Sep-21	951	158,478,870	(45,744)
90-DAY Sterling Futures		Dec-21	563	93,825,515	(3,915)
90-DAY Sterling Futures		Mar-22	398	66,291,328	(31,596)
90-DAY Sterling Futures		Jun-22	212	35,307,426	(14,506)
90-DAY Sterling Futures		Sep-22	408	67,939,941	(18,856)
90-DAY Sterling Futures		Dec-22	173	28,804,984	(7,232)
90-DAY Sterling Futures		Mar-23	171	28,467,704	(2,908)
90-DAY Sterling Futures		Jun-23	35	5,825,265	842
90-DAY Sterling Futures		Sep-23	228	37,936,042	(5,308)
90-DAY Sterling Futures		Dec-23	16	2,661,378	375
Amsterdam Index Futures		Dec-20	58	8,380,953	57,562
AUD/USD Currency Futures		Dec-20	501	36,846,045	271,855
Australian 10-Year Bond Futures		Dec-20	468	51,093,155	(43,339)
Australian 3-Year Bond Futures		Dec-20	1,675	144,393,561	278,053
Bank Acceptance Futures		Mar-21	14	2,681,528	-
Bank Acceptance Futures		Jun-21	106	20,302,995	1,858
Bank Acceptance Futures		Sep-21	76	14,555,401	1,559
Bank Acceptance Futures		Dec-21	60	11,488,219	1,992
Bank Acceptance Futures		Mar-22	43	8,229,913	760
Bank Acceptance Futures		Jun-22	30	5,739,201	(337)
Brent Crude Futures		Feb-21	69	3,303,720	4,350
Brent Crude Futures		Mar-21	4	191,800	8,500
Brent Crude Futures		Apr-21	2	96,060	4,300
Brent Crude Futures		Dec-21	4	192,160	6,810
Brent Crude Oil Last Day		Feb-21	7	335,160	10,300
CAC40 10 Euro Futures		Dec-20	263	17,282,777	(58,718)
CAD Currency Futures		Dec-20	404	31,170,620	200,025
Canadian 10-Year Bond Futures		Mar-21	1,423	163,085,639	371,156
Canola Futures (Winnipeg Commodity Exchange)		Jan-21	34	302,694	4,079
Canola Futures (Winnipeg Commodity Exchange)		Mar-21	9	79,515	1,630
Cattle Feeder Futures		Jan-21	2	141,050	1,813
CHF Currency Futures		Dec-20	78	10,761,075	28,702
Cocoa Futures		Mar-21	54	1,479,060	5,820
Cocoa Futures		May-21	31	829,250	(7,530)
Cocoa Futures ICE		Mar-21	34	842,181	41,661
Cocoa Futures ICE		May-21	19	452,393	1,466
Cocoa Futures ICE		Jul-21	1	23,384	133
Coffee 'C' Futures		Mar-21	212	9,802,350	738,675
Coffee 'C' Futures		May-21	5	234,563	656
Coffee 'C' Futures		Jul-21	3	142,538	1,575
Coffee Robusta Futures		Jan-21	28	392,280	4,830
Coffee Robusta Futures		Mar-21	10	140,500	2,680
Copper Futures		Mar-21	449	38,591,550	1,400,380
Copper Futures		May-21	3	258,225	8,375
Corn Futures		Mar-21	656	13,972,800	104,882
Corn Futures		May-21	107	2,295,150	5,275
Corn Futures		Jul-21	8	171,900	(725)
Corn Futures		Dec-21	37	754,800	(6,175)
Cotton No.2 Futures		Mar-21	377	13,600,275	69,055
Cotton No.2 Futures		May-21	12	438,300	(3,425)
DAX Index Futures		Dec-20	46	17,890,926	316,194
DAX-Mini Futures		Dec-20	2	159,030	418
DJIA Mini E-CBOT		Dec-20	93	13,777,485	383,583
Dollar Index		Dec-20	4	367,432	(1,753)
Dutch TTF Gas Futures		Jan-21	5	67,173	6,536
E-Mini Consumer Staples Select Futures		Dec-20	2	134,180	7,000
E-Mini Crude Oil		Jan-21	11	249,370	9,645
E-Mini Energy Select Futures		Dec-20	1	38,080	(3,500)
E-Mini Financial Select Futures		Dec-20	1	85,663	2,513
E-Mini Health Care Select Futures		Dec-20	1	110,620	3,820
E-Mini Industrial Select Futures		Dec-20	1	88,390	7,200
E-Mini Materials Select Futures		Dec-20	1	74,970	230
E-Mini Utilities Select Futures		Dec-20	1	63,230	2,750
Emissions ICE		Dec-20	37	1,286,104	109,825
Emissions ICE		Dec-21	13	454,976	26,063
EUR Foreign Exchange Currency Futures		Dec-20	510	76,184,438	543,288
Euro BUXL 30-Year Bond Futures		Dec-20	47	12,699,581	80,159
Euro E-Mini Futures		Dec-20	1	74,691	1,653
Euro STOXX 50		Dec-20	401	16,765,534	70,927
Euro/CHF 3-Month Futures ICE		Sep-21	1	277,221	(110)
Euro/CHF 3-Month Futures ICE		Dec-21	2	277,194	(165)
Euro/JPY Futures		Dec-20	41	6,119,564	(37,332)
Euro-Bobl Futures		Dec-20	778	125,656,008	(68,048)
Euro-BTP Futures		Dec-20	214	38,586,524	806,604
Euro-Bund Futures		Dec-20	530	110,794,676	(80,900)
Euro-Oat Futures		Dec-20	273	55,298,189	260,899
Euro-Schatz Futures		Dec-20	426	57,078,299	(55,062)
FTSE 100 Index Futures		Dec-20	198	16,609,985	(55,506)
FTSE China A50 Index		Dec-20	332	5,550,044	70,989
FTSE Taiwan Index		Dec-20	16	760,640	(8,980)
FTSE/JSE TOP 40		Dec-20	20	677,323	(5,974)
FTSE/MIB Index Futures		Dec-20	14	1,841,578	59,374
Gasoline RBOB Futures		Jan-21	145	7,561,344	250,626
Gasoline RBOB Futures		Feb-21	4	210,403	17,224
Gasoline RBOB Futures		Apr-21	1	58,535	4,280
GBP Currency Futures		Dec-20	177	14,678,400	156,038
Gold 100 Oz Futures		Feb-21	22	3,917,980	(106,803)
Hang Seng China Enterprises Index Futures		Dec-20	77	5,254,166	(29,635)
Hang Seng Index Futures		Dec-20	159	27,110,443	(250,985)
IBEX 35 Index Futures		Dec-20	5	480,891	11,302
JPN 10-Year Bond (Osaka Securities Exchange)		Dec-20	29	42,230,556	(36,973)
JPY Currency Futures		Dec-20	257	30,796,631	301,834
Kansas City Hard Red Winter Wheat Futures		Mar-21	112	3,063,200	(105,485)
Kansas City Hard Red Winter Wheat Futures		May-21	15	414,750	(14,038)
Lean Hogs Futures		Feb-21	36	987,480	33,030
Live Cattle Futures		Feb-21	25	1,128,750	(4,630)
LME Aluminum Forward		Dec-20	2,506	127,946,963	15,319,462
LME Aluminum Forward		Jan-21	89	4,547,900	408,270
LME Aluminum Forward		Mar-21	884	45,216,600	2,145,224
LME Aluminum Forward - 90 Day Settlement		Dec-20	2	99,350	8,725
LME Aluminum Forward - 90 Day Settlement		Dec-20	1	50,900	6,308
LME Aluminum Forward - 90 Day Settlement		Dec-20	1	50,911	6,363
LME Aluminum Forward - 90 Day Settlement		Dec-20	1	50,923	6,365
LME Aluminum Forward - 90 Day Settlement		Dec-20	14	713,388	87,693
LME Aluminum Forward - 90 Day Settlement		Dec-20	13	663,442	86,154
LME Aluminum Forward - 90 Day Settlement		Dec-20	1	51,056	6,019
LME Aluminum Forward - 90 Day Settlement		Dec-20	17	867,425	110,682
LME Aluminum Forward - 90 Day Settlement		Dec-20	1	51,019	7,656
LME Aluminum Forward - 90 Day Settlement		Dec-20	6	306,317	40,134
LME Aluminum Forward - 90 Day Settlement		Jan-21	6	306,563	38,938
LME Aluminum Forward - 90 Day Settlement		Jan-21	15	766,425	100,106
LME Aluminum Forward - 90 Day Settlement		Jan-21	2	102,192	11,567
LME Aluminum Forward - 90 Day Settlement		Jan-21	18	919,769	90,552
LME Aluminum Forward - 90 Day Settlement		Jan-21	5	255,494	23,743
LME Aluminum Forward - 90 Day Settlement		Jan-21	1	51,100	4,712
LME Aluminum Forward - 90 Day Settlement		Jan-21	29	1,481,900	135,000
LME Aluminum Forward - 90 Day Settlement		Jan-21	2	102,200	9,300
LME Aluminum Forward - 90 Day Settlement		Jan-21	1	51,100	4,913
LME Aluminum Forward - 90 Day Settlement		Jan-21	3	153,150	9,150
LME Aluminum Forward - 90 Day Settlement		Jan-21	1	51,056	5,693
LME Aluminum Forward - 90 Day Settlement		Jan-21	2	102,117	6,092
LME Aluminum Forward - 90 Day Settlement		Feb-21	29	1,481,008	139,608
LME Aluminum Forward - 90 Day Settlement		Feb-21	1	51,072	3,747
LME Aluminum Forward - 90 Day Settlement		Feb-21	2	102,155	6,130
LME Aluminum Forward - 90 Day Settlement		Feb-21	1	51,088	2,838
LME Aluminum Forward - 90 Day Settlement		Feb-21	2	102,182	5,845
LME Aluminum Forward - 90 Day Settlement		Feb-21	30	1,532,813	101,064
LME Aluminum Forward - 90 Day Settlement		Feb-21	3	153,284	7,593
LME Aluminum Forward - 90 Day Settlement		Feb-21	1	51,100	2,000
LME Aluminum Forward - 90 Day Settlement		Feb-21	33	1,685,475	41,663
LME Aluminum Forward - 90 Day Settlement		Feb-21	2	102,207	2,757
LME Aluminum Forward - 90 Day Settlement		Feb-21	1	51,125	1,275
LME Copper Forward		Dec-20	555	105,085,781	13,274,406
LME Copper Forward		Jan-21	49	9,283,969	665,659
LME Copper Forward		Mar-21	295	55,932,000	3,910,958
LME Copper Forward - 90 Day Settlement		Dec-20	1	189,238	22,194
LME Copper Forward - 90 Day Settlement		Dec-20	12	2,271,570	258,627
LME Copper Forward - 90 Day Settlement		Dec-20	12	2,272,125	249,909
LME Copper Forward - 90 Day Settlement		Dec-20	3	567,506	69,256
LME Copper Forward - 90 Day Settlement		Dec-20	11	2,080,994	216,442
LME Copper Forward - 90 Day Settlement		Dec-20	2	378,363	52,201
LME Copper Forward - 90 Day Settlement		Dec-20	1	189,267	24,679
LME Copper Forward - 90 Day Settlement		Jan-21	11	2,082,935	286,625
LME Copper Forward - 90 Day Settlement		Jan-21	2	378,757	44,444
LME Copper Forward - 90 Day Settlement		Jan-21	13	2,462,444	264,498
LME Copper Forward - 90 Day Settlement		Jan-21	2	378,850	44,288
LME Copper Forward - 90 Day Settlement		Jan-21	16	3,031,000	320,415
LME Copper Forward - 90 Day Settlement		Jan-21	2	378,813	29,963
LME Copper Forward - 90 Day Settlement		Feb-21	16	3,031,028	342,520
LME Copper Forward - 90 Day Settlement		Feb-21	1	189,455	15,800
LME Copper Forward - 90 Day Settlement		Feb-21	1	189,463	15,796
LME Copper Forward - 90 Day Settlement		Feb-21	13	2,463,637	210,691
LME Copper Forward - 90 Day Settlement		Feb-21	2	379,037	27,837
LME Copper Forward - 90 Day Settlement		Feb-21	2	379,100	24,825
LME Copper Forward - 90 Day Settlement		Feb-21	11	2,083,950	132,883
LME Copper Forward - 90 Day Settlement		Feb-21	1	189,494	7,394
LME Copper Forward - 90 Day Settlement		Feb-21	1	189,500	663
LME Lead Forward		Dec-20	125	6,462,500	649,025
LME Lead Forward		Jan-21	21	1,086,225	38,501
LME Lead Forward		Feb-21	4	207,250	(1,935)
LME Lead Forward		Mar-21	128	6,638,400	302,299
LME Nickel Forward		Dec-20	65	6,237,270	335,294
LME Nickel Forward		Jan-21	27	2,594,268	16,022
LME Nickel Forward		Mar-21	42	4,042,080	59,827
LME Nickel Forward - 90 Day Settlement		Dec-20	8	767,304	51,168
LME Nickel Forward - 90 Day Settlement		Dec-20	5	479,580	21,330
LME Nickel Forward - 90 Day Settlement		Dec-20	5	479,667	24,740
LME Nickel Forward - 90 Day Settlement		Dec-20	5	479,820	21,473
LME Nickel Forward - 90 Day Settlement		Dec-20	2	191,966	18,986
LME Nickel Forward - 90 Day Settlement		Dec-20	7	671,913	73,497
LME Nickel Forward - 90 Day Settlement		Dec-20	2	192,019	17,971
LME Nickel Forward - 90 Day Settlement		Jan-21	1	96,045	8,080
LME Nickel Forward - 90 Day Settlement		Jan-21	6	576,287	53,508
LME Nickel Forward - 90 Day Settlement		Jan-21	3	288,185	13,265
LME Nickel Forward - 90 Day Settlement		Jan-21	11	1,056,708	42,334
LME Nickel Forward - 90 Day Settlement		Jan-21	4	384,280	11,380
LME Nickel Forward - 90 Day Settlement		Jan-21	13	1,249,053	27,963
LME Nickel Forward - 90 Day Settlement		Jan-21	1	96,084	1,044
LME Nickel Forward - 90 Day Settlement		Jan-21	2	192,096	2,676
LME Nickel Forward - 90 Day Settlement		Jan-21	2	192,130	1,246
LME Nickel Forward - 90 Day Settlement		Jan-21	1	96,069	1,507
LME Nickel Forward - 90 Day Settlement		Jan-21	2	192,144	7,884
LME Nickel Forward - 90 Day Settlement		Feb-21	3	288,280	4,525
LME Nickel Forward - 90 Day Settlement		Feb-21	12	1,153,182	61,549
LME Nickel Forward - 90 Day Settlement		Feb-21	5	480,546	7,552
LME Nickel Forward - 90 Day Settlement		Feb-21	8	769,140	649
LME Nickel Forward - 90 Day Settlement		Feb-21	1	96,163	529
LME Nickel Forward - 90 Day Settlement		Feb-21	2	192,330	1,440
LME Nickel Forward - 90 Day Settlement		Feb-21	1	96,190	(50)
LME Nickel Forward - 90 Day Settlement		Feb-21	9	865,782	(12,960)
LME Palladium Forward - 90 Day Settlement		Dec-20	1	52,236	4,677
LME Palladium Forward - 90 Day Settlement		Dec-20	1	51,538	2,138
LME Palladium Forward - 90 Day Settlement		Dec-20	1	51,550	2,975
LME Palladium Forward - 90 Day Settlement		Dec-20	1	51,562	2,362
LME Palladium Forward - 90 Day Settlement		Dec-20	15	773,944	33,476
LME Palladium Forward - 90 Day Settlement		Dec-20	1	51,608	4,009
LME Palladium Forward - 90 Day Settlement		Dec-20	2	103,262	7,343
LME Palladium Forward - 90 Day Settlement		Dec-20	3	154,927	12,564
LME Palladium Forward - 90 Day Settlement		Dec-20	15	775,328	52,028
LME Palladium Forward - 90 Day Settlement		Dec-20	2	103,384	7,884
LME Palladium Forward - 90 Day Settlement		Dec-20	2	103,354	11,700
LME Palladium Forward - 90 Day Settlement		Dec-20	11	568,464	52,611
LME Palladium Forward - 90 Day Settlement		Dec-20	1	51,680	5,850
LME Palladium Forward - 90 Day Settlement		Dec-20	1	51,689	5,829
LME Palladium Forward - 90 Day Settlement		Dec-20	2	103,382	13,344
LME Palladium Forward - 90 Day Settlement		Jan-21	7	361,895	47,289
LME Palladium Forward - 90 Day Settlement		Jan-21	2	103,406	13,002
LME Palladium Forward - 90 Day Settlement		Jan-21	3	155,119	20,128
LME Palladium Forward - 90 Day Settlement		Jan-21	3	155,164	22,414
LME Palladium Forward - 90 Day Settlement		Jan-21	1	51,725	5,813
LME Palladium Forward - 90 Day Settlement		Jan-21	3	155,175	18,675
LME Palladium Forward - 90 Day Settlement		Jan-21	2	103,450	12,450
LME Palladium Forward - 90 Day Settlement		Jan-21	1	51,713	7,189
LME Palladium Forward - 90 Day Settlement		Jan-21	2	103,438	12,975
LME Palladium Forward - 90 Day Settlement		Feb-21	3	155,236	12,550
LME Palladium Forward - 90 Day Settlement		Feb-21	2	103,512	10,937
LME Palladium Forward - 90 Day Settlement		Feb-21	2	103,565	11,627
LME Palladium Forward - 90 Day Settlement		Feb-21	4	207,175	19,043
LME Palladium Forward - 90 Day Settlement		Feb-21	1	51,813	3,813
LME Palladium Forward - 90 Day Settlement		Feb-21	2	103,488	2,813
LME Palladium Forward - 90 Day Settlement		Feb-21	1	51,750	1,563
LME Palladium Forward - 90 Day Settlement		Feb-21	2	103,500	2,550
LME Palladium Forward - 90 Day Settlement		Feb-21	10	517,500	2,388
LME Silver Forward - 90 Day Settlement		Dec-20	1	93,213	1,863
LME Silver Forward - 90 Day Settlement		Dec-20	5	466,147	8,452
LME Silver Forward - 90 Day Settlement		Dec-20	1	93,233	3,258
LME Silver Forward - 90 Day Settlement		Dec-20	6	559,530	12,705
LME Silver Forward - 90 Day Settlement		Dec-20	1	93,245	2,470
LME Silver Forward - 90 Day Settlement		Dec-20	7	652,435	43,138
LME Silver Forward - 90 Day Settlement		Dec-20	3	279,647	19,872
LME Silver Forward - 90 Day Settlement		Jan-21	1	93,228	3,878
LME Silver Forward - 90 Day Settlement		Jan-21	4	372,920	8,980
LME Silver Forward - 90 Day Settlement		Jan-21	1	93,230	1,680
LME Silver Forward - 90 Day Settlement		Jan-21	5	466,150	9,944
LME Silver Forward - 90 Day Settlement		Jan-21	1	93,230	1,480
LME Silver Forward - 90 Day Settlement		Jan-21	1	93,230	3,705
LME Silver Forward - 90 Day Settlement		Jan-21	5	466,110	(1,103)
LME Silver Forward - 90 Day Settlement		Jan-21	4	372,792	14,692
LME Silver Forward - 90 Day Settlement		Feb-21	1	93,157	4,247
LME Silver Forward - 90 Day Settlement		Feb-21	1	93,130	1,005
LME Silver Forward - 90 Day Settlement		Feb-21	2	186,260	2,230
LME Silver Forward - 90 Day Settlement		Feb-21	1	93,130	(1,195)
LME Silver Forward - 90 Day Settlement		Feb-21	1	93,126	(1,874)
LME Silver Forward - 90 Day Settlement		Feb-21	2	186,246	(1,179)
LME Silver Forward - 90 Day Settlement		Feb-21	5	465,525	(5,218)
LME Zinc Forward		Dec-20	107	7,430,348	817,617
LME Zinc Forward		Jan-21	33	2,296,759	57,751
LME Zinc Forward		Mar-21	87	6,077,385	274,833
LME Zinc Forward - 90 Day Settlement		Dec-20	1	69,405	8,993
LME Zinc Forward - 90 Day Settlement		Dec-20	2	138,816	17,980
LME Zinc Forward - 90 Day Settlement		Dec-20	10	694,210	66,598
LME Zinc Forward - 90 Day Settlement		Dec-20	4	277,759	27,434
LME Zinc Forward - 90 Day Settlement		Dec-20	9	624,983	63,124
LME Zinc Forward - 90 Day Settlement		Dec-20	3	208,271	28,165
LME Zinc Forward - 90 Day Settlement		Dec-20	7	485,966	65,203
LME Zinc Forward - 90 Day Settlement		Dec-20	1	69,481	9,268
LME Zinc Forward - 90 Day Settlement		Dec-20	2	138,984	18,722
LME Zinc Forward - 90 Day Settlement		Jan-21	3	208,646	29,184
LME Zinc Forward - 90 Day Settlement		Jan-21	4	278,235	41,584
LME Zinc Forward - 90 Day Settlement		Jan-21	1	69,562	8,650
LME Zinc Forward - 90 Day Settlement		Jan-21	1	69,576	8,076
LME Zinc Forward - 90 Day Settlement		Jan-21	7	487,051	59,556
LME Zinc Forward - 90 Day Settlement		Jan-21	13	904,784	91,428
LME Zinc Forward - 90 Day Settlement		Jan-21	2	139,211	12,561
LME Zinc Forward - 90 Day Settlement		Jan-21	1	69,620	6,870
LME Zinc Forward - 90 Day Settlement		Feb-21	1	69,639	3,764
LME Zinc Forward - 90 Day Settlement		Feb-21	13	905,372	79,505
LME Zinc Forward - 90 Day Settlement		Feb-21	1	69,688	2,975
LME Zinc Forward - 90 Day Settlement		Feb-21	2	139,407	1,970
LME Zinc Forward - 90 Day Settlement		Feb-21	11	767,044	43,766
LME Zinc Forward - 90 Day Settlement		Feb-21	4	278,945	3,935
LME Zinc Forward - 90 Day Settlement		Feb-21	2	139,438	1,225
LME Zinc Forward - 90 Day Settlement		Feb-21	6	418,575	4,388
Long Gilt Futures		Mar-21	209	37,389,295	27,650
Low Sulphur Gasoil G Futures		Jan-21	16	624,000	1,050
Low Sulphur Gasoil G Futures		Feb-21	4	157,400	(1,275)
Low Sulphur Gasoil G Futures		Apr-21	1	39,925	(300)
Lumber Futures		Jan-21	3	210,144	18,084
MAIZE Futures		Jan-21	3	34,622	1,446
MDAX Index Futures		Dec-20	3	525,599	16,473
Micro EUR/USD Futures		Dec-20	6	89,629	2,028
Milk Futures		Dec-20	1	30,300	(6,660)
Mill Wheat Euro		Mar-21	47	580,261	10,452
Mill Wheat Euro		May-21	35	427,934	(4,667)
Mill Wheat Euro		Sep-21	3	34,130	(313)
Mini FTSE/MIB Pound Futures		Dec-20	6	157,850	11,558
Mini H-Shares Index Futures		Dec-20	21	286,591	(939)
Mini HSI Index Futures		Dec-20	26	886,631	(7,803)
Mini TOPIX Index Futures		Dec-20	19	319,488	24,765
MSCI Emerging Markets Index Futures		Dec-20	85	5,109,775	104,405
MSCI Singapore Exchange ETS		Dec-20	10	239,384	(5,789)
MXN Currency Futures		Dec-20	308	7,627,620	66,005
Nasdaq 100 E-Mini		Dec-20	106	24,799,540	554,340
Natural Gas Futures ICE		Jan-21	25	451,197	31,884
New Zealand 3-Month Bank Bill Futures		Mar-21	6	419,751	77
New Zealand 3-Month Bank Bill Futures		Jun-21	1	69,966	14
Nikkei 225 (Chicago Mercantile Exchange)		Dec-20	5	657,875	19,950
Nikkei 225 (Osaka Securities Exchange)		Dec-20	68	17,234,483	1,000,766
Nikkei 225 (Singapore Exchange)		Dec-20	188	23,837,644	822,102
Nikkei 225 Mini		Dec-20	246	6,234,828	613,994
Nikkei/Yen Futures		Dec-20	11	1,386,063	48,251
NY Harbor Ultra-Low Sulfur Diesel Futures		Jan-21	137	7,891,036	310,481
NY Harbor Ultra-Low Sulfur Diesel Futures		Feb-21	3	173,729	(571)
NY Harbor Ultra-Low Sulfur Diesel Futures		Mar-21	1	58,208	(50)
NY Harbor Ultra-Low Sulfur Diesel Futures		Apr-21	1	58,359	(55)
NY Harbor Ultra-Low Sulfur Diesel Futures		Dec-21	4	243,146	260
NZD Currency Futures		Dec-20	300	21,069,000	782,210
OAT Futures		Mar-21	1	14,575	(1,064)
OMX Stockholm 30 Index Futures		Dec-20	685	15,276,309	(60,444)
Orange Juice Futures		Jan-21	5	96,563	555
Palladium Futures		Mar-21	4	962,360	17,270
Palm Oil Futures		Jan-21	4	82,720	129
Palm Oil Futures		Feb-21	34	689,556	11,966
Palm Oil Futures		Mar-21	9	179,271	847
Palm Oil Futures		Apr-21	2	39,102	374
Platinum Futures		Jan-21	22	1,062,490	7,960
Rapeseed Euro		Feb-21	36	877,638	4,384
Rapeseed Euro		May-21	6	144,305	(1,178)
Red Wheat Futures (Minneapolis Grain Exchange)		May-21	1	28,075	(800)
Rough Rice Futures		Jan-21	1	25,110	(270)
Russell 2000 E-Mini		Dec-20	117	10,647,585	582,245
S&P 500 E-Mini Futures		Dec-20	221	40,036,360	396,948
S&P Mid 400 E-Mini		Dec-20	16	3,469,440	131,380
S&P/TSX 60 IX Futures		Dec-20	83	13,063,217	522,296
SGX Iron Ore 62% Futures		Dec-20	9	116,424	7,410
SGX Iron Ore 62% Futures		Jan-21	65	617,988	27,473
SGX Iron Ore 62% Futures		Feb-21	30	369,210	14,613
SGX Iron Ore 62% Futures		Mar-21	21	252,336	10,170
SGX Nifty 50		Dec-20	154	4,001,844	(38,633)
Short BTP Future		Dec-20	104	14,139,921	33,436
Silver Futures		Mar-21	33	3,727,845	(187,485)
Soybean Futures		Jan-21	565	33,010,125	325,687
Soybean Futures		Mar-21	230	13,449,250	1,682,912
Soybean Futures		May-21	7	408,713	37,850
Soybean Futures		Nov-21	34	1,770,975	101,200
Soybean Meal Futures		Jan-21	163	6,365,150	20,400
Soybean Meal Futures		Mar-21	48	1,868,160	(14,620)
Soybean Oil Futures		Jan-21	142	3,194,148	9,366
Soybean Oil Futures		Mar-21	51	1,140,462	(12,888)
Soybean Oil Futures		May-21	6	133,416	(2,004)
Soybean Oil Futures		Dec-21	30	629,460	(4,752)
SPI 200 Futures		Dec-20	71	8,506,856	181,438
STOXX Europe 600 Banks Index		Dec-20	6	38,970	3,447
STOXX Europe 600 Index		Dec-20	27	628,356	12,113
STOXX Europe 600 Utilities Index		Dec-20	1	22,414	1,533
Sugar No. 11 (World)		Mar-21	385	6,256,712	28,181
Sugar No. 11 (World)		May-21	266	4,117,254	(20,462)
Sugar No. 11 (World)		Jul-21	2	29,814	(392)
Sugar No. 11 (World)		Oct-21	2	29,680	414
Swiss Federal Bond Futures		Dec-20	1	190,118	572
Topix Index Futures		Dec-20	79	13,283,956	525,095
U.S. Treasury 10-Year Notes (Chicago Board of Trade)		Mar-21	501	69,224,110	128,390
U.S. Treasury 2-Year Notes (Chicago Board of Trade)		Mar-21	353	77,960,601	25,679
U.S. Treasury 5-Year Notes (Chicago Board of Trade)		Mar-21	755	95,153,594	103,797
U.S. Treasury Long Bond (Chicago Board of Trade)		Mar-21	70	12,243,438	33,859
U.S. Treasury Ultra 10-Year Notes		Mar-21	48	7,542,000	26,859
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)		Mar-21	24	5,184,750	29,375
USD/NOK Futures		Dec-20	2	199,400	(3,712)
USD/SEK Futures		Dec-20	3	299,082	(7,053)
Wheat (Chicago Board of Trade)		Mar-21	462	13,513,500	(496,113)
Wheat (Chicago Board of Trade)		May-21	29	853,688	(35,900)
Wheat (Chicago Board of Trade)		Jul-21	1	29,425	(563)
Wheat (Chicago Board of Trade)		Dec-21	5	149,813	(3,300)
White Sugar ICE		Mar-21	43	857,420	(13,405)
White Sugar ICE		May-21	12	235,200	(4,025)
WTI Crude Futures - IPE		Jan-21	130	5,894,200	220,255
WTI Crude Futures		Jan-21	7	317,380	18,650
WTI Crude Futures - IPE		Feb-21	63	2,867,130	12,430
WTI Crude Futures		Feb-21	1	45,510	3,960
WTI Crude Futures		Mar-21	3	136,950	8,930
WTI Crude Futures		Apr-21	1	45,740	3,030
WTI Crude Futures		Dec-21	4	181,280	10,060
					$58,928,739

SHORT CONTRACTS		EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
10-Year Mini Japanese Government Bond Futures		Dec-20	12	$(1,747,126)	$1,092
3-Month Euro Euribor		Mar-21	114	(34,178,038)	(1,595)
3-Month SOFR Futures		Sep-21	1	(249,825)	-
90-DAY Eurodollar Futures		Mar-21	1	(249,475)	-
90-DAY Eurodollar Futures		Jun-21	770	(192,105,375)	26,188
90-DAY Eurodollar Futures		Sep-21	797	(198,831,575)	23,075
90-DAY Eurodollar Futures		Mar-22	206	(51,378,975)	(15,538)
90-DAY Eurodollar Futures		Jun-23	799	(199,030,900)	(29,963)
90-DAY Eurodollar Futures		Mar-25	2	(496,075)	(100)
90-DAY Sterling Futures		Mar-21	4	(666,378)	25
90-DAY Sterling Futures		Jun-21	1	(166,628)	58
AUD/USD Currency Futures		Dec-20	511	(37,507,950)	(498,447)
Australian 10-Year Bond Futures		Dec-20	4	(436,694)	(528)
Brent Crude Futures		Feb-21	28	(1,340,640)	(134,450)
Brent Crude Futures		Mar-21	5	(239,750)	(24,220)
CAC40 10 Euro Futures		Dec-20	24	(1,577,136)	5,571
CAD Currency Futures		Dec-20	118	(9,104,290)	(132,894)
Cocoa Futures ICE		Dec-20	2	(49,033)	2,448
Coffee 'C' Futures		Mar-21	33	(1,525,838)	(169,313)
DAX Index Futures		Dec-20	4	(1,590,305)	(9,588)
Dollar Index		Dec-20	88	(1,745,302)	15,796
E-Mini Natural Gas		Jan-21	8	(57,640)	(1,053)
EUR Foreign Exchange Currency Futures		Dec-20	203	(30,324,394)	(358,493)
Euro STOXX 50		Dec-20	37	(1,546,945)	(175,111)
Euro-Bobl Futures		Dec-20	36	(5,814,417)	1,074
Euro-Bund Futures		Dec-20	562	(117,484,165)	(248,445)
Euro-Schatz Futures		Dec-20	22	(2,947,706)	101
FTSE 100 Index Futures		Dec-20	142	(11,912,211)	(91,274)
FTSE/JSE TOP 40		Dec-20	3	(101,599)	(7,448)
Gasoline RBOB Futures		Jan-21	86	(4,484,659)	(290,857)
GBP Currency Futures		Dec-20	60	(5,004,000)	(127,301)
Gold 100 Oz Futures		Feb-21	67	(11,932,030)	176,037
Gold 100 Oz Futures		Apr-21	1	(178,480)	3,760
Hang Seng Index Futures		Dec-20	24	(4,092,142)	51,696
JPN 10-Year Bond (Osaka Securities Exchange)		Dec-20	28	(40,774,329)	(27,586)
JPY Currency Futures		Dec-20	124	(14,859,075)	30,169
Kansas City Hard Red Winter Wheat Futures		Mar-21	4	(109,400)	2,763
Lean Hogs Futures		Feb-21	11	(301,730)	(11,880)
Lean Hogs Futures		Apr-21	23	(656,880)	(19,310)
Lean Hogs Futures		Jun-21	1	(32,590)	(580)
Live Cattle Futures		Feb-21	37	(1,670,550)	(12,680)
Live Cattle Futures		Apr-21	19	(884,640)	(9,120)
Live Cattle Futures		Jun-21	13	(579,930)	(4,020)
LME Aluminum Forward		Dec-20	2,506	(127,946,963)	(15,105,595)
LME Aluminum Forward		Jan-21	50	(2,555,000)	(144,030)
LME Aluminum Forward		Mar-21	406	(20,766,900)	(1,027,996)
LME Aluminum Forward - 90 Day Settlement		Dec-20	2	(99,350)	(10,394)
LME Aluminum Forward - 90 Day Settlement		Dec-20	1	(50,900)	(5,825)
LME Aluminum Forward - 90 Day Settlement		Dec-20	1	(50,911)	(6,324)
LME Aluminum Forward - 90 Day Settlement		Dec-20	1	(50,923)	(6,135)
LME Aluminum Forward - 90 Day Settlement		Dec-20	14	(713,388)	(91,672)
LME Aluminum Forward - 90 Day Settlement		Dec-20	13	(663,442)	(86,090)
LME Aluminum Forward - 90 Day Settlement		Dec-20	1	(51,056)	(6,661)
LME Aluminum Forward - 90 Day Settlement		Dec-20	17	(867,425)	(114,164)
LME Aluminum Forward - 90 Day Settlement		Dec-20	1	(51,019)	(6,019)
LME Aluminum Forward - 90 Day Settlement		Dec-20	6	(306,317)	(36,317)
LME Aluminum Forward - 90 Day Settlement		Jan-21	6	(306,563)	(44,268)
LME Aluminum Forward - 90 Day Settlement		Jan-21	15	(766,425)	(76,125)
LME Aluminum Forward - 90 Day Settlement		Jan-21	2	(102,192)	(10,140)
LME Aluminum Forward - 90 Day Settlement		Jan-21	18	(919,769)	(86,916)
LME Aluminum Forward - 90 Day Settlement		Jan-21	5	(255,494)	(24,056)
LME Aluminum Forward - 90 Day Settlement		Jan-21	1	(51,100)	(4,812)
LME Aluminum Forward - 90 Day Settlement		Jan-21	29	(1,481,900)	(133,825)
LME Aluminum Forward - 90 Day Settlement		Jan-21	2	(102,200)	(6,125)
LME Aluminum Forward - 90 Day Settlement		Jan-21	1	(51,100)	(4,819)
LME Aluminum Forward - 90 Day Settlement		Jan-21	3	(153,150)	(15,225)
LME Aluminum Forward - 90 Day Settlement		Jan-21	1	(51,056)	(4,854)
LME Aluminum Forward - 90 Day Settlement		Jan-21	2	(102,117)	(10,854)
LME Aluminum Forward - 90 Day Settlement		Feb-21	29	(1,481,008)	(97,565)
LME Aluminum Forward - 90 Day Settlement		Feb-21	1	(51,072)	(3,422)
LME Aluminum Forward - 90 Day Settlement		Feb-21	2	(102,155)	(7,242)
LME Aluminum Forward - 90 Day Settlement		Feb-21	1	(51,088)	(3,405)
LME Aluminum Forward - 90 Day Settlement		Feb-21	2	(102,182)	(6,906)
LME Aluminum Forward - 90 Day Settlement		Feb-21	30	(1,532,813)	(39,716)
LME Aluminum Forward - 90 Day Settlement		Feb-21	3	(153,284)	(3,753)
LME Aluminum Forward - 90 Day Settlement		Feb-21	1	(51,100)	(1,256)
LME Aluminum Forward - 90 Day Settlement		Feb-21	3	(153,332)	(4,982)
LME Aluminum Forward - 90 Day Settlement		Feb-21	1	(51,118)	(1,530)
LME Copper Forward		Dec-20	555	(105,085,781)	(11,813,845)
LME Copper Forward		Jan-21	19	(3,599,906)	(251,493)
LME Copper Forward		Mar-21	164	(31,094,400)	(1,943,099)
LME Copper Forward - 90 Day Settlement		Dec-20	1	(189,238)	(24,613)
LME Copper Forward - 90 Day Settlement		Dec-20	12	(2,271,570)	(250,425)
LME Copper Forward - 90 Day Settlement		Dec-20	12	(2,272,125)	(248,900)
LME Copper Forward - 90 Day Settlement		Dec-20	3	(567,506)	(59,006)
LME Copper Forward - 90 Day Settlement		Dec-20	11	(2,080,994)	(288,280)
LME Copper Forward - 90 Day Settlement		Dec-20	2	(378,363)	(51,638)
LME Copper Forward - 90 Day Settlement		Dec-20	1	(189,267)	(26,155)
LME Copper Forward - 90 Day Settlement		Jan-21	11	(2,082,935)	(223,781)
LME Copper Forward - 90 Day Settlement		Jan-21	2	(378,757)	(40,674)
LME Copper Forward - 90 Day Settlement		Jan-21	13	(2,462,444)	(272,432)
LME Copper Forward - 90 Day Settlement		Jan-21	2	(378,850)	(41,487)
LME Copper Forward - 90 Day Settlement		Jan-21	16	(3,031,000)	(345,556)
LME Copper Forward - 90 Day Settlement		Jan-21	2	(378,813)	(29,285)
LME Copper Forward - 90 Day Settlement		Feb-21	16	(3,031,028)	(263,159)
LME Copper Forward - 90 Day Settlement		Feb-21	1	(189,455)	(19,368)
LME Copper Forward - 90 Day Settlement		Feb-21	1	(189,463)	(15,663)
LME Copper Forward - 90 Day Settlement		Feb-21	12	(2,274,126)	(147,060)
LME Copper Forward - 90 Day Settlement		Feb-21	2	(379,037)	(29,069)
LME Copper Forward - 90 Day Settlement		Feb-21	2	(379,100)	(23,039)
LME Copper Forward - 90 Day Settlement		Feb-21	1	(189,450)	(13,113)
LME Copper Forward - 90 Day Settlement		Feb-21	1	(189,480)	(9,893)
LME Lead Forward		Dec-20	125	(6,462,500)	(612,410)
LME Lead Forward		Jan-21	6	(310,350)	(31,874)
LME Lead Forward		Mar-21	96	(4,978,800)	(466,180)
LME Nickel Forward		Dec-20	65	(6,237,270)	(373,527)
LME Nickel Forward		Jan-21	4	(384,336)	(2,790)
LME Nickel Forward		Mar-21	4	(384,960)	(2,479)
LME Nickel Forward - 90 Day Settlement		Dec-20	8	(767,304)	(37,764)
LME Nickel Forward - 90 Day Settlement		Dec-20	5	(479,580)	(24,898)
LME Nickel Forward - 90 Day Settlement		Dec-20	5	(479,667)	(21,558)
LME Nickel Forward - 90 Day Settlement		Dec-20	5	(479,820)	(52,680)
LME Nickel Forward - 90 Day Settlement		Dec-20	2	(191,966)	(21,038)
LME Nickel Forward - 90 Day Settlement		Dec-20	7	(671,913)	(61,865)
LME Nickel Forward - 90 Day Settlement		Dec-20	2	(192,019)	(17,880)
LME Nickel Forward - 90 Day Settlement		Jan-21	1	(96,045)	(7,995)
LME Nickel Forward - 90 Day Settlement		Jan-21	6	(576,287)	(27,602)
LME Nickel Forward - 90 Day Settlement		Jan-21	3	(288,185)	(13,788)
LME Nickel Forward - 90 Day Settlement		Jan-21	11	(1,056,708)	(23,878)
LME Nickel Forward - 90 Day Settlement		Jan-21	4	(384,280)	(5,590)
LME Nickel Forward - 90 Day Settlement		Jan-21	13	(1,249,053)	(47,760)
LME Nickel Forward - 90 Day Settlement		Jan-21	1	(96,084)	(1,725)
LME Nickel Forward - 90 Day Settlement		Jan-21	2	(192,096)	(10,287)
LME Nickel Forward - 90 Day Settlement		Jan-21	2	(192,130)	(4,390)
LME Nickel Forward - 90 Day Settlement		Jan-21	1	(96,069)	(1,269)
LME Nickel Forward - 90 Day Settlement		Jan-21	2	(192,144)	(10,283)
LME Nickel Forward - 90 Day Settlement		Feb-21	3	(288,280)	(15,640)
LME Nickel Forward - 90 Day Settlement		Feb-21	12	(1,153,182)	(12,705)
LME Nickel Forward - 90 Day Settlement		Feb-21	5	(480,546)	(8,271)
LME Nickel Forward - 90 Day Settlement		Feb-21	7	(672,998)	8,005
LME Nickel Forward - 90 Day Settlement		Feb-21	1	(96,163)	257
LME Nickel Forward - 90 Day Settlement		Feb-21	2	(192,330)	2,832
LME Nickel Forward - 90 Day Settlement		Feb-21	1	(96,190)	1,415
LME Palladium Forward - 90 Day Settlement		Dec-20	1	(52,236)	(1,924)
LME Palladium Forward - 90 Day Settlement		Dec-20	1	(51,538)	(2,243)
LME Palladium Forward - 90 Day Settlement		Dec-20	1	(51,550)	(2,304)
LME Palladium Forward - 90 Day Settlement		Dec-20	1	(51,562)	(2,315)
LME Palladium Forward - 90 Day Settlement		Dec-20	15	(773,944)	(52,683)
LME Palladium Forward - 90 Day Settlement		Dec-20	1	(51,608)	(2,808)
LME Palladium Forward - 90 Day Settlement		Dec-20	2	(103,262)	(9,374)
LME Palladium Forward - 90 Day Settlement		Dec-20	3	(154,927)	(10,424)
LME Palladium Forward - 90 Day Settlement		Dec-20	15	(775,328)	(69,289)
LME Palladium Forward - 90 Day Settlement		Dec-20	2	(103,384)	(9,284)
LME Palladium Forward - 90 Day Settlement		Dec-20	2	(103,354)	(8,379)
LME Palladium Forward - 90 Day Settlement		Dec-20	11	(568,464)	(70,239)
LME Palladium Forward - 90 Day Settlement		Dec-20	1	(51,680)	(5,818)
LME Palladium Forward - 90 Day Settlement		Dec-20	1	(51,689)	(7,433)
LME Palladium Forward - 90 Day Settlement		Dec-20	2	(103,382)	(13,619)
LME Palladium Forward - 90 Day Settlement		Jan-21	7	(361,895)	(47,545)
LME Palladium Forward - 90 Day Settlement		Jan-21	2	(103,406)	(13,725)
LME Palladium Forward - 90 Day Settlement		Jan-21	3	(155,119)	(20,394)
LME Palladium Forward - 90 Day Settlement		Jan-21	3	(155,164)	(19,514)
LME Palladium Forward - 90 Day Settlement		Jan-21	1	(51,725)	(7,461)
LME Palladium Forward - 90 Day Settlement		Jan-21	3	(155,175)	(22,129)
LME Palladium Forward - 90 Day Settlement		Jan-21	2	(103,450)	(15,450)
LME Palladium Forward - 90 Day Settlement		Jan-21	1	(51,713)	(6,400)
LME Palladium Forward - 90 Day Settlement		Jan-21	2	(103,438)	(12,338)
LME Palladium Forward - 90 Day Settlement		Feb-21	3	(155,236)	(18,717)
LME Palladium Forward - 90 Day Settlement		Feb-21	2	(103,512)	(10,928)
LME Palladium Forward - 90 Day Settlement		Feb-21	2	(103,565)	(8,284)
LME Palladium Forward - 90 Day Settlement		Feb-21	4	(207,175)	(1,200)
LME Palladium Forward - 90 Day Settlement		Feb-21	1	(51,813)	(3,305)
LME Palladium Forward - 90 Day Settlement		Feb-21	2	(103,488)	(538)
LME Palladium Forward - 90 Day Settlement		Feb-21	1	(51,750)	(269)
LME Palladium Forward - 90 Day Settlement		Feb-21	2	(103,500)	(538)
LME Silver Forward - 90 Day Settlement		Dec-20	1	(93,213)	(1,564)
LME Silver Forward - 90 Day Settlement		Dec-20	5	(466,147)	(11,397)
LME Silver Forward - 90 Day Settlement		Dec-20	1	(93,233)	(2,282)
LME Silver Forward - 90 Day Settlement		Dec-20	6	(559,530)	(37,530)
LME Silver Forward - 90 Day Settlement		Dec-20	1	(93,245)	(6,220)
LME Silver Forward - 90 Day Settlement		Dec-20	7	(652,435)	(28,035)
LME Silver Forward - 90 Day Settlement		Dec-20	3	(279,647)	(7,247)
LME Silver Forward - 90 Day Settlement		Jan-21	1	(93,228)	(2,413)
LME Silver Forward - 90 Day Settlement		Jan-21	4	(372,920)	(8,033)
LME Silver Forward - 90 Day Settlement		Jan-21	1	(93,230)	(2,010)
LME Silver Forward - 90 Day Settlement		Jan-21	5	(466,150)	(3,620)
LME Silver Forward - 90 Day Settlement		Jan-21	1	(93,230)	28
LME Silver Forward - 90 Day Settlement		Jan-21	1	(93,230)	(105)
LME Silver Forward - 90 Day Settlement		Jan-21	5	(466,110)	(19,307)
LME Silver Forward - 90 Day Settlement		Jan-21	4	(372,792)	(13,067)
LME Silver Forward - 90 Day Settlement		Feb-21	1	(93,157)	(1,144)
LME Silver Forward - 90 Day Settlement		Feb-21	1	(93,130)	(1,124)
LME Silver Forward - 90 Day Settlement		Feb-21	1	(93,130)	874
LME Silver Forward - 90 Day Settlement		Feb-21	1	(93,130)	872
LME Silver Forward - 90 Day Settlement		Feb-21	1	(93,126)	868
LME Silver Forward - 90 Day Settlement		Feb-21	3	(279,369)	1,756
LME Zinc Forward		Dec-20	107	(7,430,348)	(707,719)
LME Zinc Forward		Jan-21	4	(278,395)	(12,925)
LME Zinc Forward		Mar-21	7	(488,985)	(11,668)
LME Zinc Forward - 90 Day Settlement		Dec-20	1	(69,405)	(5,193)
LME Zinc Forward - 90 Day Settlement		Dec-20	2	(138,816)	(13,091)
LME Zinc Forward - 90 Day Settlement		Dec-20	10	(694,210)	(69,854)
LME Zinc Forward - 90 Day Settlement		Dec-20	4	(277,759)	(27,097)
LME Zinc Forward - 90 Day Settlement		Dec-20	9	(624,983)	(81,370)
LME Zinc Forward - 90 Day Settlement		Dec-20	3	(208,271)	(25,896)
LME Zinc Forward - 90 Day Settlement		Dec-20	7	(485,966)	(68,916)
LME Zinc Forward - 90 Day Settlement		Dec-20	1	(69,481)	(8,806)
LME Zinc Forward - 90 Day Settlement		Dec-20	2	(138,984)	(17,559)
LME Zinc Forward - 90 Day Settlement		Jan-21	3	(208,646)	(33,523)
LME Zinc Forward - 90 Day Settlement		Jan-21	4	(278,235)	(34,536)
LME Zinc Forward - 90 Day Settlement		Jan-21	1	(69,562)	(8,632)
LME Zinc Forward - 90 Day Settlement		Jan-21	1	(69,576)	(8,625)
LME Zinc Forward - 90 Day Settlement		Jan-21	7	(487,051)	(51,352)
LME Zinc Forward - 90 Day Settlement		Jan-21	13	(904,784)	(77,359)
LME Zinc Forward - 90 Day Settlement		Jan-21	2	(139,211)	(12,776)
LME Zinc Forward - 90 Day Settlement		Jan-21	1	(69,620)	(6,128)
LME Zinc Forward - 90 Day Settlement		Feb-21	1	(69,639)	(6,038)
LME Zinc Forward - 90 Day Settlement		Feb-21	13	(905,372)	(47,152)
LME Zinc Forward - 90 Day Settlement		Feb-21	1	(69,688)	(3,985)
LME Zinc Forward - 90 Day Settlement		Feb-21	2	(139,407)	(7,657)
LME Zinc Forward - 90 Day Settlement		Feb-21	8	(557,850)	(7,325)
LME Zinc Forward - 90 Day Settlement		Feb-21	4	(278,945)	(7,070)
LME Zinc Forward - 90 Day Settlement		Feb-21	2	(139,438)	(2,700)
LME Zinc Forward - 90 Day Settlement		Feb-21	3	(209,231)	(5,080)
Long Gilt Futures		Mar-21	307	(54,921,117)	(36,595)
Low Sulphur Gasoil G Futures		Jan-21	73	(2,847,000)	(246,050)
Low Sulphur Gasoil G Futures		Feb-21	10	(393,500)	(25,875)
MSCI EAFE Index Futures		Dec-20	2	(203,300)	120
MSCI Emerging Markets Index Futures		Dec-20	1	(60,115)	235
Nasdaq 100 E-Mini		Dec-20	12	(2,946,480)	(58,260)
Natural Gas Futures		Jan-21	283	(8,156,060)	156,521
Natural Gas Futures		Feb-21	158	(4,526,700)	(13,070)
Natural Gas Futures		Mar-21	7	(195,930)	(2,910)
Natural Gas Futures		Oct-21	18	(509,940)	2,050
Natural Gas Futures ICE		Feb-21	5	(81,600)	(7,242)
Nikkei 225 (Singapore Exchange)		Dec-20	79	(10,016,882)	(462,403)
NY Harbor Ultra-Low Sulfur Diesel Futures		Jan-21	39	(2,246,353)	(280,610)
NY Harbor Ultra-Low Sulfur Diesel Futures		Feb-21	7	(405,367)	(54,839)
NZD Currency Futures		Dec-20	5	(351,150)	(17,175)
Platinum Futures		Jan-21	121	(5,843,695)	(603,020)
Red Wheat Futures (Minneapolis Grain Exchange)		Mar-21	1	(27,650)	600
S&P 500 E-Mini Futures		Dec-20	49	(8,876,840)	(3,965)
S&P/TSX 60 IX Futures		Dec-20	2	(314,776)	(28,119)
Silver Futures		Mar-21	14	(1,581,510)	11,890
Soybean Futures		Jan-21	1	(58,425)	(4,950)
SPI 200 Futures		Dec-20	3	(359,445)	(30,133)
STOXX Dividend Futures		Dec-21	1	(9,913)	(298)
U.S. Treasury 10-Year Notes (Chicago Board of Trade)		Mar-21	297	(41,037,047)	(63,508)
U.S. Treasury 2-Year Notes (Chicago Board of Trade)		Mar-21	60	(13,251,094)	(5,625)
U.S. Treasury 5-Year Notes (Chicago Board of Trade)		Mar-21	488	(61,503,250)	(78,844)
U.S. Treasury Long Bond (Chicago Board of Trade)		Mar-21	38	(6,646,438)	(21,280)
Wheat (Chicago Board of Trade)		Mar-21	3	(29,250)	2,463
WTI Crude Futures - IPE		Jan-21	43	(1,949,620)	(188,350)
WTI Crude Futures - IPE		Feb-21	6	(273,060)	(36,500)
WTI Crude Futures		Mar-21	1	(45,650)	(3,740)
					$(41,724,694)
Total Futures Contracts					$17,204,045
Forward foreign currency contracts outstanding as of November 30, 2020 were as follows:

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION DATE	COUNTERPARTY	UNREALIZED APPRECIATION/ (DEPRECIATION)
AUD	2,829,038	EUR	1,750,000	Dec 01 2020	BOA	$(10,864)
AUD	13,401,624	USD	9,872,419	Dec 01 2020	BOA	(34,900)
AUD	17,443,644	USD	12,887,349	Dec 02 2020	BOA	(82,648)
AUD	13,395,662	USD	9,836,836	Dec 03 2020	BOA	(3,508)
AUD	1,496,000	USD	1,069,452	Dec 11 2020	BOA	28,817
AUD	27,677,623	USD	20,137,655	Dec 16 2020	BOA	182,911
AUD	24,692,000	USD	17,905,828	Dec 18 2020	BOA	223,235
AUD	12,200,000	CAD	11,646,510	Jan 20 2021	BOA	(10,767)
AUD	5,684,042	EUR	3,500,000	Jan 20 2021	BOA	(7,108)
AUD	10,891,044	GBP	6,000,000	Jan 20 2021	BOA	(5,869)
AUD	6,400,000	JPY	485,879,680	Jan 20 2021	BOA	41,362
AUD	10,800,000	NZD	11,412,079	Jan 20 2021	BOA	(70,813)
AUD	6,000,000	USD	4,378,032	Jan 20 2021	BOA	28,595
BRL	18,468,547	USD	3,433,153	Dec 16 2020	BOA	13,249
BRL	530,770	USD	100,000	Jan 05 2021	BOA	(982)
CAD	400,000	JPY	31,977,880	Dec 01 2020	BOA	1,696
CAD	3,071,895	USD	2,365,416	Dec 01 2020	BOA	(51)
CAD	3,071,895	USD	2,368,352	Dec 02 2020	BOA	(2,983)
CAD	26,715,762	USD	20,397,557	Dec 16 2020	BOA	176,038
CAD	5,303,000	USD	4,021,273	Dec 18 2020	BOA	62,622
CAD	1,149,316	AUD	1,200,000	Jan 20 2021	BOA	3,953
CAD	775,492	EUR	500,000	Jan 20 2021	BOA	(49)
CAD	2,600,000	JPY	208,235,420	Jan 20 2021	BOA	5,948
CAD	7,000,000	USD	5,357,691	Jan 20 2021	BOA	34,170
CHF	907,293	GBP	750,000	Dec 01 2020	BOA	(1,446)
CHF	21,369,915	USD	23,533,867	Dec 01 2020	BOA	(17,458)
CHF	500,000	JPY	57,648,045	Dec 02 2020	BOA	(1,958)
CHF	21,085,471	USD	23,300,228	Dec 02 2020	BOA	(96,159)
CHF	21,041,932	USD	23,177,891	Dec 03 2020	BOA	(21,062)
CHF	1,260,000	USD	1,391,097	Dec 11 2020	BOA	(4,003)
CHF	12,260,000	USD	13,458,954	Dec 18 2020	BOA	42,670
CHF	8,089,373	EUR	7,500,000	Jan 20 2021	BOA	(41,268)
CHF	902,815	GBP	750,000	Jan 20 2021	BOA	(5,124)
CHF	3,250,000	JPY	371,469,850	Jan 20 2021	BOA	21,528
CHF	5,500,000	USD	6,051,524	Jan 20 2021	BOA	12,871
CLP	380,675,000	USD	500,000	Dec 07 2020	BOA	(164)
CLP	527,208,926	USD	700,000	Dec 14 2020	BOA	(7,692)
CLP	3,258,238,837	USD	4,260,597	Dec 16 2020	BOA	18,102
CLP	77,381,000	USD	100,000	Dec 21 2020	BOA	1,624
CNH	103,379,233	USD	15,363,463	Dec 16 2020	BOA	318,777
CNH	83,803,607	USD	12,700,000	Jan 20 2021	BOA	(21,137)
COP	12,393,899,875	USD	3,350,000	Dec 16 2020	BOA	93,828
CZK	131,382,616	EUR	4,950,000	Dec 16 2020	BOA	63,377
EUR	1,750,000	AUD	2,835,000	Dec 01 2020	BOA	6,488
EUR	100,000	GBP	89,910	Dec 01 2020	BOA	(577)
EUR	189,491	NOK	2,000,000	Dec 01 2020	BOA	1,216
EUR	322,796	PLN	1,448,511	Dec 01 2020	BOA	(867)
EUR	25,210,667	USD	30,054,846	Dec 01 2020	BOA	18,331
EUR	189,595	NOK	2,000,000	Dec 02 2020	BOA	1,345
EUR	30,332,523	USD	36,271,152	Dec 02 2020	BOA	(87,408)
EUR	29,235,119	USD	34,899,657	Dec 03 2020	BOA	(24,206)
EUR	11,191,000	CHF	12,123,893	Dec 04 2020	BOA	7,550
EUR	11,656,000	USD	13,803,038	Dec 11 2020	BOA	105,429
EUR	5,400,000	CZK	144,610,667	Dec 16 2020	BOA	(127,503)
EUR	7,400,000	HUF	2,661,293,377	Dec 16 2020	BOA	(17,697)
EUR	8,665,727	NOK	93,851,550	Dec 16 2020	BOA	(208,440)
EUR	5,722,766	PLN	25,766,779	Dec 16 2020	BOA	(35,840)
EUR	8,400,000	SEK	87,978,629	Dec 16 2020	BOA	(236,250)
EUR	12,865,606	USD	15,217,146	Dec 16 2020	BOA	137,984
EUR	31,395,000	USD	37,116,002	Dec 18 2020	BOA	357,230
EUR	250,000	AUD	404,863	Jan 20 2021	BOA	1,345
EUR	5,500,000	CAD	8,539,718	Jan 20 2021	BOA	(6,637)
EUR	750,000	CHF	811,376	Jan 20 2021	BOA	1,438
EUR	3,200,000	GBP	2,866,204	Jan 20 2021	BOA	(580)
EUR	400,000	HUF	144,563,200	Jan 20 2021	BOA	(2,752)
EUR	3,300,000	JPY	406,475,850	Jan 20 2021	BOA	45,083
EUR	3,375,000	NOK	36,132,419	Jan 20 2021	BOA	(30,339)
EUR	600,000	PLN	2,685,805	Jan 20 2021	BOA	975
EUR	750,000	SEK	7,613,009	Jan 20 2021	BOA	7,428
EUR	4,000,000	USD	4,747,128	Jan 20 2021	BOA	31,939
GBP	750,000	CHF	909,760	Dec 01 2020	BOA	(1,269)
GBP	89,742	EUR	100,000	Dec 01 2020	BOA	354
GBP	125,000	JPY	17,317,388	Dec 01 2020	BOA	768
GBP	9,765,697	USD	13,060,824	Dec 01 2020	BOA	(41,569)
GBP	38,020	EUR	42,277	Dec 02 2020	BOA	255
GBP	9,491,284	USD	12,624,737	Dec 02 2020	BOA	28,742
GBP	9,529,304	USD	12,703,801	Dec 03 2020	BOA	425
GBP	1,898,000	USD	2,479,209	Dec 11 2020	BOA	51,460
GBP	8,888,996	USD	11,743,434	Dec 16 2020	BOA	110,065
GBP	17,155,000	USD	22,446,474	Dec 18 2020	BOA	430,918
GBP	1,750,000	AUD	3,184,266	Jan 20 2021	BOA	(3,952)
GBP	447,326	EUR	500,000	Jan 20 2021	BOA	(602)
GBP	625,000	JPY	86,135,763	Jan 20 2021	BOA	7,874
GBP	3,187,500	USD	4,221,888	Jan 20 2021	BOA	30,589
HUF	600,000,000	USD	1,945,605	Dec 11 2020	BOA	49,537
HUF	1,439,536,051	EUR	4,000,000	Dec 16 2020	BOA	12,888
HUF	1,716,766,481	USD	5,670,454	Dec 16 2020	BOA	38,319
HUF	60,629,040	USD	200,000	Jan 20 2021	BOA	1,586
IDR	12,800,850,000	USD	900,000	Dec 23 2020	BOA	4,294
ILS	12,835,312	USD	3,800,000	Dec 16 2020	BOA	80,470
ILS	13,725,238	USD	4,100,000	Jan 20 2021	BOA	50,728
INR	685,572,960	USD	9,200,000	Dec 02 2020	BOA	55,856
INR	684,181,000	USD	9,200,000	Dec 07 2020	BOA	33,056
INR	687,504,960	USD	9,200,000	Dec 14 2020	BOA	71,059
INR	1,165,750,880	USD	15,754,897	Dec 16 2020	BOA	(37,971)
INR	682,318,000	USD	9,200,000	Dec 21 2020	BOA	(5,680)
INR	74,388,872	USD	1,000,000	Dec 31 2020	BOA	1,351
JPY	32,072,944	CAD	400,000	Dec 01 2020	BOA	(785)
JPY	17,305,470	GBP	125,000	Dec 01 2020	BOA	(882)
JPY	87,803,160	USD	840,881	Dec 01 2020	BOA	154
JPY	30,781,896	AUD	400,000	Dec 02 2020	BOA	1,228
JPY	16,025,972	CAD	200,000	Dec 02 2020	BOA	(492)
JPY	29,309,031	NZD	400,000	Dec 02 2020	BOA	263
JPY	103,431,882	USD	994,129	Dec 02 2020	BOA	(3,380)
JPY	53,243,390	USD	510,239	Dec 03 2020	BOA	(228)
JPY	7,164,900,000	USD	68,578,098	Dec 11 2020	BOA	65,352
JPY	1,863,656,269	USD	17,812,350	Dec 16 2020	BOA	45,329
JPY	3,766,269,000	USD	36,025,881	Dec 18 2020	BOA	65,096
JPY	76,160,500	AUD	1,000,000	Jan 20 2021	BOA	(4,144)
JPY	381,168,600	CAD	4,800,000	Jan 20 2021	BOA	(42,298)
JPY	114,723,250	CHF	1,000,000	Jan 20 2021	BOA	(2,550)
JPY	49,702,320	EUR	400,000	Jan 20 2021	BOA	(1,317)
JPY	51,746,250	GBP	375,000	Jan 20 2021	BOA	(4,103)
JPY	101,946,160	NZD	1,400,000	Jan 20 2021	BOA	(4,204)
JPY	325,000,000	USD	3,131,422	Jan 20 2021	BOA	(15,038)
KRW	11,099,411,000	USD	9,800,000	Dec 07 2020	BOA	229,921
KRW	10,960,418,000	USD	9,800,000	Dec 14 2020	BOA	103,857
KRW	10,982,361,816	USD	9,566,365	Dec 16 2020	BOA	357,188
KRW	10,842,524,000	USD	9,800,000	Dec 18 2020	BOA	(2,934)
KRW	2,331,997,330	USD	2,100,000	Dec 31 2020	BOA	6,969
MXN	61,999,351	CAD	3,996,000	Dec 04 2020	BOA	(10,656)
MXN	271,820,000	USD	12,732,702	Dec 11 2020	BOA	700,018
MXN	203,860,120	USD	9,403,180	Dec 16 2020	BOA	665,575
MXN	106,789,000	USD	4,936,912	Dec 18 2020	BOA	336,290
MXN	27,500,000	USD	1,363,105	Jan 20 2021	BOA	(10,042)
NOK	2,000,000	EUR	189,484	Dec 01 2020	BOA	(1,207)
NOK	2,000,000	EUR	189,658	Dec 02 2020	BOA	(1,420)
NOK	7,123,476	USD	806,319	Dec 02 2020	BOA	(5,557)
NOK	68,026,150	EUR	6,351,786	Dec 16 2020	BOA	66,784
NOK	64,081,910	USD	7,107,539	Dec 16 2020	BOA	96,695
NOK	3,968,459	EUR	375,000	Jan 20 2021	BOA	(1,830)
NOK	3,000,000	SEK	2,877,537	Jan 20 2021	BOA	1,428
NOK	887,289	USD	100,000	Jan 20 2021	BOA	(235)
NZD	51,605,000	USD	34,354,274	Dec 11 2020	BOA	1,832,220
NZD	15,963,000	USD	10,732,199	Dec 16 2020	BOA	461,491
NZD	14,950,000	USD	10,161,819	Dec 18 2020	BOA	321,565
NZD	23,764,894	AUD	22,600,000	Jan 20 2021	BOA	66,882
NZD	7,600,000	JPY	544,933,460	Jan 20 2021	BOA	104,215
NZD	8,700,000	USD	6,007,750	Jan 20 2021	BOA	93,142
PHP	292,609,891	USD	6,000,000	Dec 16 2020	BOA	84,075
PLN	1,448,609	EUR	322,821	Dec 01 2020	BOA	862
PLN	18,500,000	USD	4,901,485	Dec 11 2020	BOA	27,829
PLN	12,154,123	EUR	2,700,000	Dec 16 2020	BOA	16,206
PLN	22,563,001	USD	5,998,710	Dec 16 2020	BOA	13,567
PLN	12,823,552	USD	3,400,000	Jan 20 2021	BOA	18,039
RUB	192,030,713	USD	2,500,000	Dec 16 2020	BOA	10,774
RUB	30,486,880	USD	400,000	Jan 20 2021	BOA	(2,772)
SEK	103,630,000	USD	11,765,939	Dec 11 2020	BOA	319,121
SEK	234,047,491	EUR	22,704,930	Dec 16 2020	BOA	200,494
SEK	89,703,571	USD	10,258,102	Dec 16 2020	BOA	204,761
SEK	58,670,004	EUR	5,750,000	Jan 20 2021	BOA	(21,513)
SEK	25,741,260	NOK	27,000,000	Jan 20 2021	BOA	(31,131)
SEK	36,970,691	USD	4,300,000	Jan 20 2021	BOA	15,492
SGD	10,601,208	EUR	6,661,000	Dec 04 2020	BOA	(41,758)
SGD	11,259,732	USD	8,311,155	Dec 16 2020	BOA	84,423
SGD	17,337,639	USD	12,900,000	Jan 20 2021	BOA	27,789
THB	154,160,402	USD	5,000,000	Dec 16 2020	BOA	95,626
TRY	33,102,980	USD	4,200,000	Jan 20 2021	BOA	(48,291)
TWD	108,060,600	USD	3,800,000	Dec 07 2020	BOA	(8,619)
TWD	107,999,800	USD	3,800,000	Dec 14 2020	BOA	(10,463)
TWD	137,682,869	USD	4,758,555	Dec 16 2020	BOA	72,618
TWD	107,847,800	USD	3,800,000	Dec 18 2020	BOA	(15,632)
TWD	85,359,000	USD	3,000,000	Dec 21 2020	BOA	(4,663)
TWD	22,741,600	USD	800,000	Dec 28 2020	BOA	(1,913)
USD	9,898,055	AUD	13,395,662	Dec 01 2020	BOA	64,912
USD	12,814,251	AUD	17,443,643	Dec 02 2020	BOA	9,550
USD	1,088,857	AUD	1,496,000	Dec 11 2020	BOA	(9,412)
USD	14,190,687	AUD	19,924,434	Dec 16 2020	BOA	(437,584)
USD	10,197,626	AUD	14,262,000	Dec 18 2020	BOA	(273,648)
USD	588,205	AUD	800,000	Jan 20 2021	BOA	654
USD	4,321,485	BRL	23,618,461	Dec 16 2020	BOA	(85,940)
USD	1,400,000	BRL	7,550,620	Jan 05 2021	BOA	(8,614)
USD	2,368,279	CAD	3,071,895	Dec 01 2020	BOA	2,914
USD	16,002,675	CAD	21,158,684	Dec 16 2020	BOA	(291,458)
USD	4,154,690	CAD	5,470,000	Dec 18 2020	BOA	(57,813)
USD	615,223	CAD	800,000	Jan 20 2021	BOA	(989)
USD	23,610,062	CHF	21,367,448	Dec 01 2020	BOA	96,368
USD	23,224,634	CHF	21,085,471	Dec 02 2020	BOA	20,565
USD	66,860,690	CHF	60,784,000	Dec 11 2020	BOA	(54,502)
USD	10,008,571	CHF	9,131,000	Dec 18 2020	BOA	(47,165)
USD	826,892	CHF	750,000	Jan 20 2021	BOA	(71)
USD	500,000	CLP	379,335,000	Dec 07 2020	BOA	1,924
USD	700,000	CLP	532,641,664	Dec 14 2020	BOA	558
USD	3,097,328	CLP	2,412,586,806	Dec 16 2020	BOA	(70,866)
USD	100,000	CLP	76,530,000	Dec 21 2020	BOA	(506)
USD	100,000	CLP	77,378,000	Dec 28 2020	BOA	(1,630)
USD	4,000,000	CNH	26,833,258	Dec 16 2020	BOA	(70,504)
USD	4,300,000	CNH	28,405,125	Jan 20 2021	BOA	2,516
USD	3,400,000	COP	12,932,179,925	Dec 16 2020	BOA	(193,397)
USD	30,145,284	EUR	25,210,667	Dec 01 2020	BOA	72,106
USD	38,003,004	EUR	31,827,332	Dec 02 2020	BOA	36,098
USD	74,582,974	EUR	63,354,000	Dec 11 2020	BOA	(1,013,889)
USD	17,377,147	EUR	14,766,324	Dec 16 2020	BOA	(246,494)
USD	25,009,535	EUR	21,225,000	Dec 18 2020	BOA	(324,733)
USD	596,360	EUR	500,000	Jan 20 2021	BOA	(1,023)
USD	12,989,868	GBP	9,765,529	Dec 01 2020	BOA	(29,164)
USD	12,703,515	GBP	9,529,304	Dec 02 2020	BOA	(651)
USD	29,930,359	GBP	22,982,000	Dec 11 2020	BOA	(712,334)
USD	9,957,661	GBP	7,715,093	Dec 16 2020	BOA	(330,436)
USD	9,671,898	GBP	7,444,000	Dec 18 2020	BOA	(255,196)
USD	501,009	GBP	375,000	Jan 20 2021	BOA	718
USD	1,674,919	HUF	523,500,000	Dec 11 2020	BOA	(65,843)
USD	3,948,294	HUF	1,219,867,754	Dec 16 2020	BOA	(108,139)
USD	1,600,000	HUF	487,248,640	Jan 20 2021	BOA	(20,054)
USD	3,000,000	ILS	10,289,894	Dec 16 2020	BOA	(110,920)
USD	500,000	ILS	1,657,935	Jan 20 2021	BOA	(1,386)
USD	9,262,806	INR	685,572,960	Dec 02 2020	BOA	6,950
USD	9,200,000	INR	686,078,960	Dec 07 2020	BOA	(58,669)
USD	9,200,000	INR	684,871,000	Dec 14 2020	BOA	(35,540)
USD	9,189,564	INR	683,414,031	Dec 16 2020	BOA	(24,384)
USD	9,200,000	INR	688,148,960	Dec 21 2020	BOA	(72,893)
USD	9,800,000	INR	727,737,200	Dec 31 2020	BOA	3,905
USD	844,817	JPY	87,886,306	Dec 01 2020	BOA	2,985
USD	3,758,444	JPY	391,557,924	Dec 02 2020	BOA	7,807
USD	38,387,189	JPY	4,009,200,000	Dec 11 2020	BOA	(23,022)
USD	16,437,082	JPY	1,727,094,892	Dec 16 2020	BOA	(112,058)
USD	20,338,707	JPY	2,129,227,000	Dec 18 2020	BOA	(65,009)
USD	239,981	JPY	25,000,000	Jan 20 2021	BOA	259
USD	9,800,000	KRW	10,963,554,000	Dec 07 2020	BOA	(107,154)
USD	9,800,000	KRW	10,846,052,000	Dec 14 2020	BOA	(516)
USD	3,358,101	KRW	3,838,750,785	Dec 16 2020	BOA	(110,556)
USD	1,000,000	KRW	1,113,656,114	Dec 28 2020	BOA	(6,208)
USD	1,382,792	MXN	28,120,000	Dec 11 2020	BOA	(6,834)
USD	6,294,340	MXN	135,861,703	Dec 16 2020	BOA	(415,939)
USD	1,490,135	MXN	31,916,000	Dec 18 2020	BOA	(85,866)
USD	148,669	MXN	3,000,000	Jan 20 2021	BOA	1,063
USD	804,240	NOK	7,123,476	Dec 02 2020	BOA	3,479
USD	4,907,808	NOK	45,798,190	Dec 16 2020	BOA	(240,928)
USD	700,000	NOK	6,314,998	Jan 20 2021	BOA	(10,049)
USD	7,889,946	NZD	11,804,874	Dec 16 2020	BOA	(387,952)
USD	4,795,377	NZD	7,246,000	Dec 18 2020	BOA	(285,733)
USD	700,355	NZD	1,000,000	Jan 20 2021	BOA	(897)
USD	4,550,000	PHP	220,597,584	Dec 16 2020	BOA	(36,763)
USD	26	PLN	98	Dec 01 2020	BOA	0
USD	397,403	PLN	1,510,000	Dec 11 2020	BOA	(4,935)
USD	4,267,527	PLN	16,520,551	Dec 16 2020	BOA	(134,640)
USD	400,000	PLN	1,502,274	Jan 20 2021	BOA	(422)
USD	4,700,000	RUB	359,141,779	Dec 16 2020	BOA	4,273
USD	1,100,000	RUB	83,992,480	Dec 31 2020	BOA	4,023
USD	2,800,000	RUB	214,801,160	Jan 20 2021	BOA	1,255
USD	6,453,309	SEK	56,903,513	Dec 16 2020	BOA	(183,814)
USD	600,000	SEK	5,106,417	Jan 20 2021	BOA	3,941
USD	3,637,189	SGD	4,968,796	Dec 16 2020	BOA	(67,688)
USD	1,400,000	SGD	1,873,623	Jan 20 2021	BOA	2,935
USD	3,000,000	THB	94,824,886	Dec 16 2020	BOA	(134,347)
USD	188,756	TRY	1,500,000	Dec 16 2020	BOA	(1,916)
USD	6,100,000	TRY	52,270,613	Jan 20 2021	BOA	(455,674)
USD	3,800,000	TWD	108,189,800	Dec 07 2020	BOA	4,087
USD	3,800,000	TWD	107,984,600	Dec 14 2020	BOA	10,997
USD	1,850,000	TWD	52,706,882	Dec 16 2020	BOA	561
USD	3,800,000	TWD	108,216,400	Dec 18 2020	BOA	2,698
USD	500,000	TWD	14,200,992	Dec 21 2020	BOA	1,672
USD	200,000	TWD	5,678,437	Dec 28 2020	BOA	723
USD	200,000	TWD	5,688,200	Dec 31 2020	BOA	374
USD	5,490,537	ZAR	90,440,766	Dec 17 2020	BOA	(335,580)
ZAR	130,220,000	USD	7,875,680	Dec 11 2020	BOA	520,587
ZAR	172,781,393	USD	10,535,334	Dec 17 2020	BOA	595,096
Total Forward Foreign Currency Contracts						$1,613,083

		PUT/CALL	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
PURCHASED OPTIONS - 0.0%
Euro Currency Futures, Expires 12/4/20, Strike Price $1.205		Call	N/A	187	EUR 23,375,000	$18,700
IMM Eurodollar Futures, Expires 12/13/21, Strike Price $99.50		Put	N/A	1,876	EUR 74,859,904	46,900
IMM Eurodollar Futures, Expires 3/14/22, Strike Price $99.375		Put	N/A	1,626	EUR 50,578,356	30,487
10-Year U.S. Treasury Futures, Expires 12/24/20, Strike Price $137.5		Put	N/A	410	USD 56,649,700	76,875
TOTAL PURCHASED OPTIONS (COST $774,748)						$172,962

WRITTEN OPTIONS - (0.0%)
IMM Eurodollar Futures, Expires 12/13/21, Strike Price $99.25		Put	N/A	(1,876)	EUR 74,859,904	$(23,450)
IMM Eurodollar Futures, Expires 3/14/22, Strike Price $99.00		Put	N/A	(1,626)	EUR 50,578,356	(10,163)
10-Year U.S. Treasury Futures, Expires 12/24/20, Strike Price $136.5		Put	N/A	(410)	USD 56,649,700	(19,219)
TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $357,519)						$(52,831)

AUD	Australian Dollar		JSE	Johannesburg Stock Exchange
BOA	Bank of America		KRW	Korean Won
BRL	Brazilian Real		LME	London Mercantile Exchange
BUXL	German Bond		MIB	Milano Indice di Borsa
CAD	Canadian Dollar		MXN	Mexican Peso
CHF	Swiss Franc		NOK	Norwegian Krone
CLP	Chilean Peso		NZD	New Zealand Dollar
CNH	Chinese Yuan Renminbi		OMX	Stockholm Stock Exchange
COP	Colombian Peso		PHP	Philippine Peso
CZK	Czech Koruna		PLN	Polish Zloty
DAX	German Stock Exchange		RBOB	Reformulated Blendstock for Oxygenate Blending
DJIA	Dow Jones Industrial Average		RUB	Russian Ruble
EUR	Euro		SEK	Swedish Krona
FTSE	Financial Times Stock Exchange		SGD	Singapore Dollar
GBP	British Pound		THB	Thai Baht
HUF	Hungarian Forint		TRY	Turkish Lira
IBEX	Index of the Bolsa de Madrid		TSX	Toronto Stock Exchange
ICE	Intercontinental Exchange		TWD	Taiwan Dollar
ILS	Israeli New Shekel		USD	United States Dollar
INR	Indian Rupee		WTI	West Texas Intermediate
JPY	Japanese Yen		ZAR	South African Rand

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL FUTURES STRATEGY FUND

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2020 (UNAUDITED)

   CONSOLIDATION OF SUBSIDIARIES –  The Abbey Capital Futures Strategy Fund (the "ACFSF" or "Fund") seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy and a “Fixed Income” strategy. The Managed Futures strategy is achieved by the ACFSF investing up to 25% of its total assets in Abbey Capital Master Offshore Fund Limited (the “Cayman Subsidiary”), a wholly-owned and controlled subsidiary of the Fund organized under the laws of the Cayman Islands. Effective on or about October 1, 2018, the ACFSF's previous wholly-owned subsidiary, the Abbey Capital Offshore Fund Limited became a wholly-owned subsidiary of the Cayman Subsidiary through a share exchange between the ACFSF and the Cayman Subsidiary and registered as a segregated portfolio company under the laws of the Cayman Islands under the name Abbey Capital Offshore Fund SPC (the “SPC”). The Cayman Subsidiary serves solely as an intermediate entity through which the ACFSF invests in the SPC and makes no independent investment decisions and has no investment or other discretion over the Fund’s investable assets. The ACFSF may also a portion of its assets in segregated series of another wholly-owned subsidiary of the Fund, the Abbey Capital Onshore Series LLC (the “Onshore Subsidiary”), which was formed on August 16, 2018. The consolidated financial statements of the ACFSF include the financial statements of the Cayman Subsidiary, the Onshore Subsidiary and SPC. The ACFSF consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of November 30, 2020, the net assets of the Cayman Subsidiary and SPC were $196,549,682, which represented 22.01% of the ACFSF's net assets. As of November 30, 2020, the net assets of the Onshore Subsidiary were $203,165,516, which represented 22.75% of the ACFSF's net assets.

   PORTFOLIO VALUATION — The Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 – Prices are determined using quoted prices in active markets for identical securities.
• Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2020, in valuing the Fund's investments carried at fair value:

ASSETS	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$765,971,344	$765,971,344	$-	$-
Commodity Contracts
Futures Contracts	50,048,357	50,048,357	-	-
Equity Contracts
Futures Contracts	6,624,583	6,624,583	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	11,461,639	-	11,461,639	-
Futures Contracts	2,399,603	2,399,603	-	-
Purchased Options	18,700	18,700	-	-
Interest Rate Contracts
Futures Contracts	2,522,905	2,522,905	-	-
Purchased Options	154,262	154,262	-	-
Total Assets	$839,201,393	$827,739,754	$11,461,639	$-

LIABILITIES	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commodity Contracts
Futures Contracts	$(40,812,254)	$(40,812,254)	$-	$-
Equity Contracts
Futures Contracts	(1,393,505)	(1,393,505)	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	(9,848,556)	-	(9,848,556)	-
Futures Contracts	(1,184,160)	(1,184,160)	-	-
Interest Rate Contracts
Futures Contracts	(1,001,484)	(1,001,484)	-	-
Written Options	(52,831)	(52,831)	-	-
Total Liabilities	$(54,292,790)	$(44,444,234)	$(9,848,556)	$-

   At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

   Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

   For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2020, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.